6. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Stock issued for services, value	$ 33,000	$ 72,120	$ 1,018,709
Two Consultants and Advisor [Member]
Stock issued for services, shares issued		581,666
Stock issued for services, value		$ 72,120